Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] ¥ / shares in Units, ¥ in Millions, PHP in Millions				1 Months Ended
	Jan. 14, 2016 JPY (¥) Director	Jan. 14, 2016 PHP Director	Nov. 13, 2015 JPY (¥) ¥ / shares shares	Dec. 08, 2015 JPY (¥) shares	Oct. 23, 2015 JPY (¥)
Issuance of Unsecured Perpetual Subordinated Bonds with Optional-Redemption Clause and Write-down Clause [Member] | MUFG [Member] | Second series of unsecured perpetual subordinated bonds [Member]
Subsequent Event [Line Items]
Long-term debt					¥ 150,000
Approval of Dividends [Member] | MUFG [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, date of record to be entitled			Sep. 30, 2015
Dividends payable, amount per share | ¥ / shares			¥ 9
Dividends payable, total amount			¥ 125,212
Dividends payable, date to be payable			Dec. 04, 2015
Repurchase of Own Shares [Member] | MUFG [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of own shares repurchased | shares				121,703,700
Approximate repurchase value in aggregate of own shares based on the discretionary dealing contract				¥ 100,000
Repurchase of Own Shares [Member] | MUFG [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase | shares			140,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares			1.01%
Aggregate amount of shares allowed for repurchase			¥ 100,000
Capital and Business Alliance with Security Bank Corporation [Member] | BTMU [Member]
Subsequent Event [Line Items]
Description of announcement	Announced that it entered into a subscription agreement with Security Bank Corporation ("Security Bank"), a commercial bank in the Philippines, and agreed to establish a capital and business alliances with Security Bank.	Announced that it entered into a subscription agreement with Security Bank Corporation ("Security Bank"), a commercial bank in the Philippines, and agreed to establish a capital and business alliances with Security Bank.
Capital and Business Alliance with Security Bank Corporation [Member] | Plan Announced [Member] | BTMU [Member] | Security Bank [Member]
Subsequent Event [Line Items]
Number of directors that the investor has the right to appoint | Director	2	2
Capital and Business Alliance with Security Bank Corporation [Member] | Plan Announced [Member] | BTMU [Member] | Security Bank [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Percentage of aggregated equity interest on fully diluted basis after acquisition	20.00%	20.00%
Amount of equity interest on a fully diluted basis after acquisition	¥ 97,160	PHP 36,943